Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepayments and Other Current Assets
Summary of Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2018	2019
	RMB	RMB
Deposits to search engine service providers	124,668	27,821
Prepayments to suppliers	134,956	42,136
Advances to employees	5,581	17,641
Prepaid rental and other deposits	23,032	23,598
Receivables in connection with exercise of option from agents	—	358
Others	6,667	5,715
Total	294,904	117,269